Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value each) following the reverse share split is composed as follows:
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	18,204,002	107,800,000	10,190,904

Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value

The Black-Scholes option pricing model assumptions used to value the employee and non-employees share options at the grant dates are presented in the following table by years:

	2025	2024	2023

Dividend yield (%)	0	0	0
Expected volatility (%)	103.0-104.8	97.1-103.0	92.59-95.67
Risk-free interest rate (%)	3.78-4.14	3.74-5.06	3.38-4.71
Expected term (in years)	5.85-6.1	0.5-6.1	5.3-6.1

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the year ended December 31, 2025:

Dividend yield (%)	0
Expected volatility (%)	95.32-95.56
Risk-free interest rate (%)	4.24-4.40
Expected term (in years)	10

As of August 1, 2024, the relative fair value of the warrants to purchase ordinary shares issued to Kreos was $115, which was calculated using the following assumptions:

August 1,
2024

Share price ($)	3.65
Exercise price ($)	3.61
Expected volatility (%)	88
Adjustment to risk-free interest rate (%)	3.89
Dividend yield (%)	0
Risk-free interest rate (%)	3.89
Expected life (in years)	7.00

As of January 9, 2024, August 6, 2024 and December 26, 2024, the relative fair value of the warrants to purchase ordinary shares issued was $15,248, $1,733 and $2,101, respectively, which was calculated using the following assumptions:

	January 9,	August 6,	December 26,
	2024	2024	2024

Share price ($)	6.89	3.50	2.85
Exercise price ($)	5.50	3.61	4.00
Expected volatility (%)	117.4-134	95-129	77.48
Adjustment to risk-free interest rate (%)	4.27-5.96	3.91-4.98	4.22
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	4.36-5.08	3.99-5.11	4.31
Expected life (in years)	0.68-2.00	0.40-2.00	0.5

Schedule of Options to Employees Under the Company’s Option Plan

A summary of the status of options to employees and non-employees under the Company’s option plan as of December 31, 2025, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,814,551	$6.65	$46		9.14
Granted	1,205,240	2.75
Exercised	(375)	2.67	$-	*)
Forfeited	(78,218)	16.67
Expired	(3,390)	6.76

Outstanding at end of year	2,937,808	$4.78	$1,932		8.69

Exercisable options at end of year	1,051,550	$6.34	$397		8.32

Vested and expected to vest	2,937,808	$4.78	$1,932		8.69

*)	Represents an amount lower than $1.

Schedule of Share-Based Compensation Expense

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2025, 2024 and 2023, was comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Research and development	$1,931	$1,539	$1,791
Marketing and business development	650	291	339
General and administrative	2,273	994	1,261

Total share-based compensation expense	$4,854	$2,824	$3,391

Schedule of Warrants Exercisable Into Ordinary Shares

As of December 31, 2025, all warrants are exercisable into ordinary shares, in which the outstanding issued warrants to purchase ordinary shares as of December 31, 2025, were as follows:

Grant date	Warrants outstanding as of December 31, 2025	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2025	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	1,181,191	$5.50	1,181,191	January 2026 *) **)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *) **)
April 2022	40,000	$3.61	40,000	August 2031
June 2025	7,626,514	$4.50	7,626,514	June 2027 *) **)

	10,530,784		10,530,784

*)	See Note 10d.
**)	See Note 13.